UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2010
                                                    -------------

Check here if Amendment [  ]: Amendment Number:
                                                    -----------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  2800 Quarry Lake Drive
          Suite 300
          Baltimore, Maryland 21209

Form 13F File Number:      28-04120
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      410-602-0195

Signature, Place and Date of Signing:

     /s/ Mark D. Lerner             Baltimore, Maryland        August 13, 2010
--------------------------          -------------------        ---------------
        [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X} 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ } 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0
                                               -------------------
Form 13F Information Table Entry Total:                 95
                                               -------------------
Form 13F Information Table Value Total:             $1,837,266
                                               -------------------
                                                  (in thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                               CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                               FORM 13F
                                                     Quarter Ended June 30, 2010

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                                   CLASS                   VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
                                   -----                   ------    -------   ---  ----  ----------   -----    --------------------
NAME OF ISSUER                     TITLE         CUSIP   (X$1,000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED NONE
--------------                     -----         -----   ---------   -------   ---  ----  ----------  --------  ----     ------ ----
------------------------------------------------------------------------------------------------------------------------------------
AIR PRODS & CHEMS INC              COM         009158106   20,357    314,100   SH           SOLE                 314,100
AIRGAS INC                         COM         009363102   11,308    181,800   SH           SOLE                 181,800
ALCON INC                        COM SHS       H01301102   47,578    321,062   SH           SOLE                 321,062
ALLIANCE DATA SYSTEMS CORP         COM         018581108   33,608    564,656   SH           SOLE                 564,656
AMERICAN AXLE & MFG HLDGS IN       COM         024061103    2,475    337,600   SH           SOLE                 337,600
AMERICAN EXPRESS CO                COM         025816109   14,350    361,450   SH           SOLE                 361,450
AMERICAN ITALIAN PASTA CO         CL A         027070101   11,425    216,102   SH           SOLE                 216,102
APPLE INC                          COM         037833100    7,546     30,000   SH           SOLE                  30,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   13,380    500,000   SH   CALL    SOLE                 500,000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104   12,288    459,198   SH           SOLE                 459,198
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1   03938LAK0    4,107  3,500,000   PRN          SOLE                                NONE
ARENA RESOURCES INC                COM         040049108    5,055    158,450   SH           SOLE                 158,450
ARGON ST INC                       COM         040149106    2,814     82,056   SH           SOLE                  82,056
ATS MED INC                        COM         002083103    6,715  1,691,532   SH           SOLE               1,691,532
BANK OF AMERICA CORPORATION        COM         060505104   49,803  3,465,761   SH           SOLE               3,465,761
BANK OF AMERICA CORPORATION  *W EXP 01/16/201  060505146    7,650  1,000,000   SH           SOLE               1,000,000
BLACKSTONE GROUP L P           COM UNIT LTD    09253U108      860     90,000   SH           SOLE                  90,000
BP PLC                        SPONSORED ADR    055622104    1,444     50,000   SH           SOLE                  50,000
CALIFORNIA PIZZA KITCHEN INC       COM         13054D109    3,787    249,955   SH           SOLE                 249,955
CAPITAL ONE FINL CORP              COM         14040H105   29,623    735,060   SH           SOLE                 735,060
CASEYS GEN STORES INC              COM         147528103   24,892    713,239   SH           SOLE                 713,239
CF INDS HLDGS INC                  COM         125269100   15,386    242,495   SH           SOLE                 242,495
CISCO SYS INC                      COM         17275R102    5,236    245,716   SH           SOLE                 245,716
CITIGROUP INC                      COM         172967101    3,760  1,000,000   SH   CALL    SOLE               1,000,000
CITIGROUP INC                      COM         172967101   32,027  8,517,736   SH           SOLE               8,517,736
CLEAR CHANNEL OUTDOOR HLDGS        CL A        18451C109    3,885    447,593   SH           SOLE                 447,593
CLEARWIRE CORP NEW                 CL A        18538Q105   28,217  3,875,929   SH           SOLE               3,875,929
COCA COLA ENTERPRISES INC          COM         191219104    2,586    100,000   SH   CALL    SOLE                 100,000
COCA COLA ENTERPRISES INC          COM         191219104    9,351    361,600   SH           SOLE                 361,600
CORNELL COMPANIES INC              COM         219141108    5,374    200,000   SH           SOLE                 200,000
CRUDE CARRIERS CORPORATION         COM         Y1820X106    2,444    148,050   SH           SOLE                 148,050
CVS CAREMARK CORPORATION           COM         126650100   11,775    401,600   SH           SOLE                 401,600
DENBURY RES INC                  COM NEW       247916208    3,969    271,074   SH           SOLE                 271,074
DOLLAR THRIFTY AUTOMOTIVE GP       COM         256743105   22,652    531,601   SH           SOLE                 531,601
D R HORTON INC                NOTE 2.000% 5/1  23331ABB4    5,091  5,000,000   PRN          SOLE                                NONE
ELIXIR GAMING TECHNOLOGIES I       COM         28661G105      240    961,639   SH           SOLE                 961,639
EV3 INC                            COM         26928A200      560     25,000   SH           SOLE                  25,000
FORD MTR CO DEL               COM PAR $0.01    345370860    5,796    575,000   SH           SOLE                 575,000
FORD MTR CO DEL              *W EXP 01/01/201  345370134    3,734  1,196,900   SH           SOLE               1,196,900
FORD MTR CO DEL              NOTE 4.25% 11/1   345370CN8   12,519 10,000,000   PRN          SOLE                                NONE
GENERAL GROWTH PPTYS INC           COM         370021107   15,855  1,195,732   SH           SOLE               1,195,732
GOOGLE INC                        CL A         38259P508    8,781     19,735   SH           SOLE                  19,735
HERTZ GLOBAL HOLDINGS INC          COM         42805T105    4,730    500,000   SH   CALL    SOLE                 500,000
HERTZ GLOBAL HOLDINGS INC          COM         42805T105    4,610    487,266   SH           SOLE                 487,266
INTERACTIVE DATA CORP              COM         45840J107      775     23,210   SH           SOLE                  23,210
INTERPUBLIC GROUP COS INC          COM         460690100    3,672    515,000   SH           SOLE                 515,000
INTERVAL LEISURE GROUP INC         COM         46113M108    1,315    105,585   SH           SOLE                 105,585
INVENTIV HEALTH INC                COM         46122E105    7,203    281,384   SH           SOLE                 281,384
IRIDIUM COMMUNICATIONS INC         COM         46269C102    1,104    110,000   SH   CALL    SOLE                 110,000
JPMORGAN CHASE & CO                COM         46625H100   64,856  1,771,539   SH           SOLE               1,771,539
L-1 IDENTITY SOLUTIONS INC         COM         50212A106    4,095    500,000   SH   CALL    SOLE                 500,000
LEAR CORP                        COM NEW       521865204   34,416    519,886   SH           SOLE                 519,886
LIBERTY MEDIA CORP NEW        LIB STAR COM A   53071M708    6,543    126,210   SH           SOLE                 126,210
LIGAND PHARMACEUTICALS INC        CL B         53220K207    4,109  2,814,286   SH           SOLE               2,814,286
LIVE NATION ENTERTAINMENT IN       COM         538034109    2,666    255,109   SH           SOLE                 255,109
MARINER ENERGY INC                 COM         56845T305   27,387  1,275,000   SH           SOLE               1,275,000
MENTOR GRAPHICS CORP               COM         587200106      885    100,000   SH           SOLE                 100,000
MF GLOBAL HLDGS LTD                COM         55277J108    8,986  1,573,692   SH           SOLE               1,573,692
MGM MIRAGE                         COM         552953101   12,484  1,295,000   SH           SOLE               1,295,000
MILLIPORE CORP                     COM         601073109   15,043    141,048   SH           SOLE                 141,048
NALCO HOLDING COMPANY              COM         62985Q101   13,171    643,747   SH           SOLE                 643,747
NOVELL INC                         COM         670006105   19,114  3,365,081   SH           SOLE               3,365,081
OCH ZIFF CAP MGMT GROUP           CL A         67551U105   13,457  1,068,865   SH           SOLE               1,068,865
OCWEN FINL CORP                 COM NEW        675746309   27,375  2,686,499   SH           SOLE               2,686,499
ORACLE CORP                        COM         68389X105   15,559    725,000   SH           SOLE                 725,000
ORIENT-EXPRESS HOTELS LTD         CL A         G67743107    7,529  1,017,465   SH           SOLE               1,017,465
PSYCHIATRIC SOLUTIONS INC          COM         74439H108   15,172    463,679   SH           SOLE                 463,679
PULTE GROUP INC                    COM         745867101      139     16,769   SH           SOLE                  16,769
QUANTUM CORP                    COM DSSG       747906204    9,007  4,790,747   SH           SOLE               4,790,747
REPUBLIC SVCS INC                  COM         760759100    6,371    214,300   SH   CALL    SOLE                 214,300
REPUBLIC SVCS INC                  COM         760759100   26,127    878,818   SH           SOLE                 878,818
RSC HOLDINGS INC                   COM         74972L102    5,625    911,720   SH           SOLE                 911,720
SAKS INC                           COM         79377W108   25,958  3,419,973   SH           SOLE               3,419,973
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605   20,715  1,500,000   SH   CALL    SOLE               1,500,000
SMITH INTL INC                     COM         832110100   49,886  1,325,000   SH           SOLE               1,325,000
SONICWALL INC                      COM         835470105    8,401    715,000   SH           SOLE                 715,000
SPDR GOLD TRUST                 GOLD SHS       78463V107   24,336    200,000   SH   CALL    SOLE                 200,000
SPDR S&P 500 ETF TR           UNIT SER 1 S&P   78462F103  516,100  5,000,000   SH   PUT     SOLE               5,000,000
SYMYX TECHNOLOGIES                 COM         87155S108    2,281    455,277   SH           SOLE                 455,277
TENNECO INC                        COM         880349105   25,170  1,195,167   SH           SOLE               1,195,167
TEXAS INDS INC                     COM         882491103   13,214    447,313   SH           SOLE                 447,313
THERAVANCE INC                     COM         88338T104   46,923  3,732,945   SH           SOLE               3,732,945
TYCO INTERNATIONAL LTD             SHS         H89128104    5,738    162,880   SH           SOLE                 162,880
U S G CORP                       COM NEW       903293405    9,613    795,784   SH           SOLE                 795,784
UNITEDHEALTH GROUP INC             COM         91324P102   23,064    812,103   SH           SOLE                 812,103
VIACOM INC NEW                    CL B         92553P201   25,497    812,787   SH           SOLE                 812,787
VIRGIN MEDIA INC                   COM         92769L101    4,681    280,449   SH           SOLE                 280,449
WELLPOINT INC                      COM         94973V107   43,726    893,636   SH           SOLE                 893,636
WESCO INTL INC                     COM         95082P105    1,425     42,311   SH           SOLE                  42,311
WHITING PETE CORP NEW              COM         966387102   23,502    299,691   SH           SOLE                 299,691
WHITING PETE CORP NEW         PERP PFD CONV    966387201   29,054    150,000   SH           SOLE                                NONE
WYNDHAM WORLDWIDE CORP             COM         98310W108   22,328  1,108,635   SH           SOLE               1,108,635
WYNDHAM WORLDWIDE CORP       NOTE 3.500% 5/0   98310WAC2    8,172  5,000,000   PRN          SOLE                                NONE
XEROX CORP                         COM         984121103   31,213  3,882,207   SH           SOLE               3,882,207
ZYGO CORP                          COM         989855101    2,441    300,978   SH           SOLE                 300,978